Related Parties Transactions (Details) - Schedule of accounts receivable due from related parties - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties Transactions (Details) - Schedule of accounts receivable due from related parties [Line Items]
Accounts receivable due from related parties	$ 145,399	$ 145,399	$ 143,435
GenePharm Inc. [Member]
Related Parties Transactions (Details) - Schedule of accounts receivable due from related parties [Line Items]
Accounts receivable due from related parties	142,225	142,225	142,225
Rgene [Member]
Related Parties Transactions (Details) - Schedule of accounts receivable due from related parties [Line Items]
Accounts receivable due from related parties	2,374	2,374
Amkey [Member]
Related Parties Transactions (Details) - Schedule of accounts receivable due from related parties [Line Items]
Accounts receivable due from related parties	$ 800	$ 800	$ 1,210